OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

14OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	As of December 31, 2016	As of December 31, 2017

Consideration payable for an acquisition (Note 8)	—	120,881
Payables for purchase of property and equipment	37,126	195,749
Accrued interests	51,112	—
Deferred government grants	14,051	16,789
Others	9,417	25,479

Total	111,706	358,898